Share-Based Compensation - Summary of Assumptions Applied to Establish Fair Value of Options Granted Using Black-Scholes Option Pricing Model (Details) - $ / shares	3 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	38.60%
Risk- Free Interest Rate	1.02%
Expected Term (in years)	5 years 10 months 2 days
Estimated fair value of the underlying unit	$ 15.00
Class B Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility		30.57%	30.90%
Risk- Free Interest Rate		1.36%	1.28%
Expected Term (in years)		6 years 3 months	6 years 3 months
Estimated fair value of the underlying unit		$ 10.00	$ 10.06
Class C Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility		30.08%	30.08%
Risk- Free Interest Rate		1.47%	1.47%
Expected Term (in years)		6 years 3 months	6 years 3 months
Estimated fair value of the underlying unit		$ 10.00	$ 10.00